Average Annual Total Returns - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund	Apr. 01, 2023
Fidelity Equity-Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.07%)
Past 5 years	8.11%
Past 10 years	10.16%
Fidelity Equity-Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.08%)
Past 5 years	6.35%
Past 10 years	8.39%
Fidelity Equity-Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.30%)
Past 5 years	6.12%
Past 10 years	7.90%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%